Accounting policies - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounting Policies [Line Items]
Impairment charge	£ 194	£ 12
Property Plant And Equipment Depreciation Rates	5.00%
Profit for the year	£ 6,210		£ 4,839
Noncurrent assets	133,687
Noncurrent liabilities	64,325
I F R S16
Disclosure Of Accounting Policies [Line Items]
Profit for the year	11
Noncurrent assets	551	564
Noncurrent liabilities	£ 558	£ 564
Top of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	25.00%	7.00%
Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	3.00%	3.00%
Cigarette Making Machinery
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives	20-year	14 years
Impairment charge	£ 66
Property Plant And Equipment Depreciation Rates	5.00%
Cigarette Making Machinery | Top of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		7.00%
Cigarette Making Machinery | Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates		3.00%
Freehold Land or Assets Classified as Held-for-sale
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	0.00%
Freehold and Leasehold Property | Top of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	4.00%
Freehold and Leasehold Property | Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Property Plant And Equipment Depreciation Rates	2.50%
Reynolds American Inc.
Disclosure Of Accounting Policies [Line Items]
Profit for the year		£ 1,261	4,457
Reynolds American Inc. | Cigarette Making Machinery
Disclosure Of Accounting Policies [Line Items]
Estimates of useful economic lives	20-year	30 years
Impairment charge	£ 13
Trade Debtors
Disclosure Of Accounting Policies [Line Items]
Decrease in trade receivable	£ 45
Other Trademarks and Similar Assets | Top of Range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	20 years
Computer Software | Top of Range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	five years
Computer Software | Bottom of Range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	three years
Global Software Solutions | Top of Range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	ten years
IFRS 15 Revenue
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue		£ 664	621
IFRS 15 Revenue | Timing of Recognition of Certain Payments to Indirect Customers
Disclosure Of Accounting Policies [Line Items]
Decrease in revenue		£ 64	£ 0
Adoption Of IFRS 9
Disclosure Of Accounting Policies [Line Items]
Impairment of financial assets	£ 38